Post-employment benefits for associates (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	$ 148	$ 137
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(3,409)	(3,024)
Current service cost	(336)	(378)
Net interest expense	(77)	(76)
Administrative expenses	(24)	(26)
Past service cost and settlements	(25)	(2)
Remeasurements	(126)	(507)
Currency translation effects	21	64
Novartis Group contributions	420	520
Effect of acquisitions, divestments or transfers	(10)	(5)
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	7	25
Net liability at end of period	(3,321)	(3,409)
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	148	137
Accrued benefit liability	(3,469)	(3,546)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(954)	(953)
Current service cost	(13)	(34)
Net interest expense	(26)	(34)
Past service cost and settlements	0	0
Remeasurements	(35)	54
Currency translation effects	0	7
Novartis Group contributions	74	6
Effect of acquisitions, divestments or transfers	(3)	0
Net liability at end of period	(612)	(954)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued benefit liability	(612)	(954)
Discontinued operations [member] | Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	238	0
Net liability at end of period		238
Discontinued operations [member] | Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	$ 345	0
Net liability at end of period		$ 345